Equity	6 Months Ended
Jun. 30, 2021
Equity [abstract]
Equity
11

Equity
Total equity
in EUR million
30

June

2021
31

December

2020
Share capital and share premium

-

Share capital
39 39

-

Share premium
17,105 17,089
17,144 17,128
Other reserves

-

Revaluation reserve: Equity securities at FVOCI
1,270 1,181

-

Revaluation reserve: Debt instruments at FVOCI
173 309

-

Revaluation reserve: Cash flow hedge
873 1,450

-

Revaluation reserve: Credit liability
-100 -117

-

Revaluation reserve: Property in own use
215 221

-

Net defined benefit asset/liability remeasurement reserve
-278 -307

-

Currency translation reserve
-3,485 -3,636

-

Share of associates and joint ventures and other reserves
3,209 3,246

-

Treasury shares
-8 -4
1,870 2,342
Retained earnings 34,882 32,149
Shareholders’ equity (parent) 53,896 51,619
Non-controlling interests 987 1,022
Total equity 54,883 52,640
Cash flow hedge
ING mainly hedges floating rate lending with interest rate swaps. Due to an increase in interest rate yield curves in 2021 (decrease in 2020) the interest rate swaps had a negative revaluation of EUR 577 million (2020:
EUR 242

million positive) in the 6 month period ended

30 June 2021, which is recognised in the cash flow
hedge reserve.
Currency translation reserve
The increase of Currency translation reserve of EUR 151

million in the 6 month period ended 30 June 2021

is
related to several currencies including USD (EUR 208

million), TRY (EUR
-136

million) and GBP (EUR
63

million).

Retained earnings
ING paid in February 2021 a cash-only interim dividend of EUR 468 million (EUR
0.12

per share). This amount is
equal to 15
% of adjusted net profit for 2020, in line with the ECB recommendation of 15 December

2020,
which included a definition of adjusted net profit. No dividend was paid in 2020 following an industry wide ECB
recommendation.
Refer to Note 21 ‘Capital Management’ for more information about ING’s dividend policy and the ECB recommendations regarding dividend payments.